Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contingencies And Commitments [Line Items]
Rent expense	$ 727,000	$ 246,000	$ 1,600,000	$ 1,100,000	$ 611,000
Purchase of license for patents			550,000
Additional contingent payment if Company filed Registration Statement			$ 350,000
Minimum
Contingencies And Commitments [Line Items]
Lease terms	24 months		24 months
Maximum
Contingencies And Commitments [Line Items]
Lease terms	36 months		36 months